Disclosure - Accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
The Company’s accounting policies are set out in Note 1 to the Consolidated Financial Statements in the 2025 Annual Report and conform with IFRS Accounting Standards as issued by the International Accounting Standards Board.
The preparation of financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period, which affect the reported amounts of revenues, expenses, assets, liabilities, and contingent amounts.
Estimates are based on historical experience and other assumptions that are considered reasonable under the given circumstances and are regularly monitored. Actual outcomes and results could differ from those estimates and assumptions. Revisions to estimates are recognized in the period in which the estimate is revised.
As disclosed in the 2025 Annual Report, goodwill, and the intangible assets not yet available for use (in-process research and development (IPR&D)) are evaluated for impairment annually, or when facts and circumstances warrant. The intangible assets available for use (currently marketed products and other intangible assets) are evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable. The amount of goodwill and intangible assets other than goodwill on the Company’s consolidated balance sheet has risen significantly in recent years, primarily from acquisitions. Impairment testing may lead to potentially significant impairment charges in the future that could have a materially adverse impact on the Company’s results of operations and financial condition.
The Company’s activities are not subject to significant seasonal fluctuations.
Status of adoption of significant new or amended IFRS standards or interpretations
No new IFRS Accounting Standards were adopted by the Company in 2026. There were no new IFRS Accounting Standards amendments or interpretations that became effective in 2026 and 2025, that had a material impact on the Company’s consolidated financial statements.
In 2024, the International Accounting Standards Board issued the following new IFRS Accounting Standard, which is not yet effective:
IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 Presentation and Disclosure in Financial Statements was issued by the International Accounting Standards Board in April 2024. IFRS 18 will become effective on January 1, 2027, and is required to be applied retrospectively to comparative periods presented, with early adoption permitted. Upon adoption, IFRS 18 replaces International Accounting Standards (IAS®) Standards 1 – Presentation of Financial Statements.
IFRS 18 sets out new requirements focused on improving financial reporting by:
• requiring additional defined structure to the statement of profit or loss (i.e. consolidated statement of income), to reduce diversity in the reporting, by requiring five categories (operating, investing, financing, income taxes and discontinued operations) and defined subtotals and totals (operating income, income before financing, income taxes and net income),
• requiring disclosures in the notes to the financial statements about management-defined performance measures (i.e. certain non-IFRS measures), and
• adding new principles for aggregation and disaggregation of information in the primary financial statements and notes.
IFRS 18 will not affect the recognition or measurement of items in the financial statements, but it might change what an entity reports as its “operating profit or loss”, due to the classification of certain income and expense items between the five categories of the consolidated income statement. It might also change what an entity reports as operating activities, investing activities and financing activities within the statement of cash flows, due to the change in classification of certain cash flow items between these three categories of the cash flows statement.
The Company’s preliminary assessment of IFRS 18 impacts indicates that certain income and expense amounts are expected to be reclassified within the consolidated income statement. For example, portions of foreign currency results and monetary losses from hyperinflation accounting will move from non-operating to operating income and expense. These expected presentation changes will not affect reported net income. The consolidated statement of cash flows presentation will change. It will start with operating income instead of net income, and certain cash flows are expected to be reclassified among the operating, investing, and financing activities categories. For example, dividends received and interest received are expected to be reclassified from operating activities to investing activities, while interest paid is expected to be reclassified from operating activities to financing activities. These presentation changes will not affect the net change in cash and cash equivalents reported for the period.
Novartis is currently finalizing its assessment of the impact of adopting IFRS 18, which will be effective January 1, 2027.
Based on the Company’s assessment, there were no other IFRS Accounting Standards, amendments or interpretations not yet effective in 2026 that would have been expected to have a material impact on the Company’s consolidated financial statements.